Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 37,437	$ 34,493	$ 12,874	$ 30,178	$ 44,431
Other comprehensive income (loss):
Currency translation, before tax	(4,268)	(3,974)	(8,180)	2,040	(544)
Other, before tax		5	6	(41)	44
Total other comprehensive income (loss), before tax	(4,268)	(3,969)	(8,174)	1,999	(500)
Tax attributes of items in other comprehensive income (loss):
Currency translation	850	918	1,770	(298)	83
Other		(2)	(2)	16	(17)
Total tax expense	850	916	1,768	(282)	66
Comprehensive income	34,019	31,440	6,468	31,895	43,997
Less other comprehensive loss attributable to noncontrolling interest, net of tax	(912)	(1,270)	(1,285)	1,198	(506)
Less net income attributable to noncontrolling interest	806	875	1,750	2,019	1,171
Total comprehensive income attributable to ADS	$ 34,125	$ 31,835	$ 6,003	$ 28,678	$ 43,332